Segment Information - Schedule of Assets and Liabilities Per Segment (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cement, concrete, pavement, mortar and precast [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets		S/ 2,976,370	S/ 3,021,210	S/ 3,074,279
Other assets	[1]
Total assets		2,976,370	3,021,210	3,074,279
Operating liabilities		1,825,277	1,879,580	1,968,133
Capital expenditure	[2]	144,276	96,912	299,326
Depreciation and amortization		(154,164)	(152,584)	(137,968)
Provision of inventory net realizable value and obsolescence		(1,469)	(6,418)	(2,956)
Construction Supplies [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets		31,337	40,583	46,941
Other assets	[1]
Total assets		31,337	40,583	46,941
Operating liabilities		83,586	71,901	62,907
Capital expenditure	[2]
Depreciation and amortization		(1,033)	(1,189)	(1,468)
Provision of inventory net realizable value and obsolescence
Others [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets	[1]	95,496	104,011	100,266
Other assets	[1]	163	239	249
Total assets	[1]	95,659	104,250	100,515
Operating liabilities	[1]	3,138	1,464	687
Capital expenditure	[1],[2]
Depreciation and amortization	[1]	(4,284)	(4,473)	(4,759)
Provision of inventory net realizable value and obsolescence	[1]
Consolidated [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets		3,103,203	3,165,804	3,221,486
Other assets	[1]	163	239	249
Total assets		3,103,366	3,166,043	3,221,735
Operating liabilities		1,912,001	1,952,945	2,031,727
Capital expenditure	[2]	144,276	96,912	299,326
Depreciation and amortization		(159,481)	(158,246)	(144,195)
Provision of inventory net realizable value and obsolescence		S/ (1,469)	S/ (6,418)	S/ (2,956)

[1]	As of December 31, 2025 and 2024, it corresponds to the financial investment at fair value with changes in OCI for S/ 163,000 and S/239,000, respectively.
[2]	Capital investments amounting to S/144,276,000, S/96,912,000 and S/299,326,000 for the years 2025, 2024 and 2023, respectively, correspond to additions of property, plant and equipment, intangibles and other minor non-current assets.